Other non-current Assets	6 Months Ended
Jun. 30, 2023
Miscellaneous Noncurrent Assets [Abstract]
Other Non-Current Assets	15. Other Non-Current Assets

	December 31,	June 30,
	2022	2023
	RMB’000	RMB’000
Deductible value-added tax	1,109	5,110
Prepayments for purchase of non-current assets	408	26
Others	237	193
	1,754	5,329